Business Segment Information - Change In Cash And Cash Equivalents (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Cash (used in) provided by operating activities	$ (9,807)	$ (7,191)	$ (3,197)
Cash used in investing activities	(10,202)	(1,281)	(3,494)
Cash (used in) provided by financing activities	34,792	(857)	(42,720)
Exchange rate effect on cash and cash equivalents	(4,269)	2,219	3,605
Decrease in cash and cash equivalents	10,514	(7,110)	(45,806)
Operating segments
Disclosure of operating segments [line items]
Cash (used in) provided by operating activities	(9,807)	(7,191)	(3,197)
Cash used in investing activities	(10,202)	(1,281)	(3,494)
Cash (used in) provided by financing activities	34,792	(857)	(42,720)
Exchange rate effect on cash and cash equivalents	(4,269)	2,219	3,605
Decrease in cash and cash equivalents	10,514	(7,110)	(45,806)
Iron Ore Royalty | Operating segments
Disclosure of operating segments [line items]
Cash (used in) provided by operating activities	(98)	300	5,611
Decrease in cash and cash equivalents	(98)	300	5,611
Industrial Equity | Operating segments
Disclosure of operating segments [line items]
Cash (used in) provided by operating activities	1,678	(3,345)	(26,936)
Cash used in investing activities	(7,262)	46	5,375
Cash (used in) provided by financing activities	(532)	(858)	(42,677)
Exchange rate effect on cash and cash equivalents	(2,710)	1,672	(11,140)
Decrease in cash and cash equivalents	(8,826)	(2,485)	(75,378)
Merkanti Holding plc | Operating segments
Disclosure of operating segments [line items]
Cash (used in) provided by operating activities	(2,685)	3,844	1,749
Cash used in investing activities	(1,174)	(286)	(440)
Cash (used in) provided by financing activities	35,133	1
Exchange rate effect on cash and cash equivalents	(1,771)	577	738
Decrease in cash and cash equivalents	29,503	4,136	2,047
All other segments | Operating segments
Disclosure of operating segments [line items]
Cash (used in) provided by operating activities	(8,702)	(7,990)	16,379
Cash used in investing activities	(1,766)	(1,041)	(8,429)
Cash (used in) provided by financing activities	191		(43)
Exchange rate effect on cash and cash equivalents	212	(30)	14,007
Decrease in cash and cash equivalents	$ (10,065)	$ (9,061)	$ 21,914